N-4	Aug. 07, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Aug. 07, 2023
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]
The first table in the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTION RIDER is amended as follows:

The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.

The Withdrawal Phase section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following:

The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.

The Allocation by Investment Category section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following new Investment Options (Minimum and Maximum Allocation percentages have not changed):

Category 2
Minimum Allocation: 0%
Maximum Allocation: 90%

Fidelity® VIP Asset Manager: Growth Portfolio	T. Rowe Price® Moderate Allocation Portfolio

Category 3
Minimum Allocation: 0%
Maximum Allocation: 40%

BlackRock International V.I. Fund	Invesco® V.I. Main Street Mid Cap Fund®
BlackRock Advantage SMID Cap V.I. Fund	Janus Henderson VIT Enterprise Portfolio
Goldman Sachs VIT Mid Cap Value Fund	T. Rowe Price® Mid-Cap Growth Portfolio

Category 4
No Allocation Permitted if SecurePay Protector is Selected

Fidelity® VIP FundsManager® 70% Portfolio	T. Rowe Price® All-Cap Opportunities Portfolio
MFS® VIT Utilities Series

Item 17. Portfolio Companies (N-4) [Text Block]
The table in the FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to include the following new Investment Options:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	BlackRock International V.I. Fund – Class I(1)	0.87%	-24.62%	0.53%	4.34%	3
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio – Service Class 2	0.93%	-17.05%	4.47%	6.84%	2
Allocation	Fidelity® VIP FundsManager® 70% Portfolio – Service Class 2(1)	0.93%	-15.79%	4.79%	7.28%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Class	0.96%	-16.15%	9.35%	13.10%	3
Sector Equity	MFS® VIT Utilities Series – Service Class(1)	1.03%	0.48%	8.73%	8.35%	4
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	-21.51%	13.32%	15.35%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	-18.31%	3.21%	6.14%	2
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single Investment Option). You can select the percentage of Contract Value to allocate to individual
Funds within each group, but the total investment for all Funds in a group must comply with the specific minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PTEOCTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	BlackRock International V.I. Fund – Class I(1)	0.87%	-24.62%	0.53%	4.34%	3
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio – Service Class 2	0.93%	-17.05%	4.47%	6.84%	2
Allocation	Fidelity® VIP FundsManager® 70% Portfolio – Service Class 2(1)	0.93%	-15.79%	4.79%	7.28%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Class	0.96%	-16.15%	9.35%	13.10%	3
Sector Equity	MFS® VIT Utilities Series – Service Class(1)	1.03%	0.48%	8.73%	8.35%	4
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	-21.51%	13.32%	15.35%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	-18.31%	3.21%	6.14%	2
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single Investment Option). You can select the percentage of Contract Value to allocate to individual
Funds within each group, but the total investment for all Funds in a group must comply with the specific minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PTEOCTED LIFETIME INCOME BENEFITS” in the Prospectus.
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

BlackRock Advantage SMID Cap V.I. Fund – Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund – Class III	[1]
Current Expenses [Percent]	0.80%	[1]
Average Annual Total Returns, 1 Year [Percent]	(16.68%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.30%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.25%	[1]
BlackRock International V.I. Fund – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International V.I. Fund – Class I	[1]
Current Expenses [Percent]	0.87%	[1]
Average Annual Total Returns, 1 Year [Percent]	(24.62%)	[1]
Average Annual Total Returns, 5 Years [Percent]	0.53%	[1]
Average Annual Total Returns, 10 Years [Percent]	4.34%	[1]
Fidelity® VIP Asset Manager: Growth Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager: Growth Portfolio – Service Class 2
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Fidelity® VIP FundsManager® 70% Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 70% Portfolio – Service Class 2	[1]
Current Expenses [Percent]	0.93%	[1]
Average Annual Total Returns, 1 Year [Percent]	(15.79%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.79%	[1]
Average Annual Total Returns, 10 Years [Percent]	7.28%	[1]
Goldman Sachs VIT Mid Cap Value Fund – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund – Service Class	[1]
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(10.23%)	[1]
Average Annual Total Returns, 5 Years [Percent]	8.23%	[1]
Average Annual Total Returns, 10 Years [Percent]	9.74%	[1]
Invesco® V.I. Main Street Mid Cap Fund® – Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Mid Cap Fund® – Series II
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Janus Henderson VIT Enterprise Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise Portfolio – Service Class
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
MFS® VIT Utilities Series – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series – Service Class	[1]
Current Expenses [Percent]	1.03%	[1]
Average Annual Total Returns, 1 Year [Percent]	0.48%	[1]
Average Annual Total Returns, 5 Years [Percent]	8.73%	[1]
Average Annual Total Returns, 10 Years [Percent]	8.35%	[1]
T. Rowe Price® All-Cap Opportunities Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® All-Cap Opportunities Portfolio	[1]
Current Expenses [Percent]	0.80%	[1]
Average Annual Total Returns, 1 Year [Percent]	(21.51%)	[1]
Average Annual Total Returns, 5 Years [Percent]	13.32%	[1]
Average Annual Total Returns, 10 Years [Percent]	15.35%	[1]
T. Rowe Price® Mid-Cap Growth Portfolio – Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Mid-Cap Growth Portfolio – Class II	[1]
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(22.75%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.94%	[1]
Average Annual Total Returns, 10 Years [Percent]	11.68%	[1]
T. Rowe Price® Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Moderate Allocation Portfolio	[1]
Current Expenses [Percent]	0.85%	[1]
Average Annual Total Returns, 1 Year [Percent]	(18.31%)	[1]
Average Annual Total Returns, 5 Years [Percent]	3.21%	[1]
Average Annual Total Returns, 10 Years [Percent]	6.14%	[1]
Secure Pay Protector Rider [Member]
Prospectus:
Operation of Benefit [Text Block]
The first table in the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTION RIDER is amended as follows:
The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.
The Withdrawal Phase section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following:
The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.
The Allocation by Investment Category section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following new Investment Options (Minimum and Maximum Allocation percentages have not changed):
Category 2
Minimum Allocation: 0%
Maximum Allocation: 90%
Fidelity® VIP Asset Manager: Growth Portfolio	T. Rowe Price® Moderate Allocation Portfolio
Category 3
Minimum Allocation: 0%
Maximum Allocation: 40%
BlackRock International V.I. Fund	Invesco® V.I. Main Street Mid Cap Fund®
BlackRock Advantage SMID Cap V.I. Fund	Janus Henderson VIT Enterprise Portfolio
Goldman Sachs VIT Mid Cap Value Fund	T. Rowe Price® Mid-Cap Growth Portfolio
Category 4
No Allocation Permitted if SecurePay Protector is Selected
Fidelity® VIP FundsManager® 70% Portfolio	T. Rowe Price® All-Cap Opportunities Portfolio
MFS® VIT Utilities Series

[1]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.